Accounting Standards and Basis of Preparation (Details) - USD ($)			12 Months Ended
	Apr. 30, 2023	Jun. 30, 2018	Jun. 30, 2023
Accounting standards and Basis of preparation [Abstract]
Cumulative inflation rate			100.00%
Accumulated		3 years
Inflation accumulated		100.00%
Argentine price indexes	$ 1,497.2147		$ 1,709.6115